EQUITY-METHOD INVESTMENT (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
EQUITY-METHOD INVESTMENT
NOTE 9 – EQUITY-METHOD INVESTMENT
The Company has the following equity method investments at March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Investment in Volato 158 LLC	$158	$154
	$158	$154
The Company has one equity-method investment as of March 31, 2024 and December 31, 2023: Volato 158 LLC, with a membership interest of 3.125%.
Volato 158 LLC
In August 2021, the Company executed an aircraft purchase agreement with Volato 158 LLC (“158 LLC”) and contributed an aircraft with a carrying amount of $4.2 million to 158 LLC for a 100% membership interest in 158 LLC. The investment in 158 LLC was initially consolidated as the Company had a controlling financial interest in 158 LLC.
As of March 31, 2024, and December 31, 2023 the Company had a remaining 3.125% interest in 158 LLC. Based on its equity investment, the Company recorded a gain from its equity-method investment of $4 thousand and $2 thousand for the three months ended March 31, 2024 and 2023, respectively.

NOTE 11 – EQUITY-METHOD INVESTMENT
The Company has the following equity method investments at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
Investment in Volato 158 LLC	$154	$152
Investment in Volato 239 LLC	—	1,007
	$154	$1,159
The Company has one equity-method investment as of December 31, 2023: Volato 158 LLC, with a membership interest of 3.125%.
The Company had the following two equity-method investments as of December 31, 2022: Volato 158 LLC, Volato 239 LLC, with a membership interest of 3.125% and 18.75%, respectively.
Volato 158 LLC
In August 2021, the Company executed an aircraft purchase agreement with Volato 158 LLC (“158 LLC”) and contributed an aircraft with a carrying amount of $4.2 million to 158 LLC for a 100% membership interest in 158 LLC. The investment in 158 LLC was initially consolidated as the Company had a controlling financial interest in 158 LLC.
As of December 31, 2023, the Company had a remaining 3.125% interest in 158 LLC. Based on its equity investment, the Company recorded a loss from its equity-method investment of $3 thousand for the year ended December 31, 2023, which decreased the carrying value of its equity-method investment as of December 31, 2023, to $154 thousand.
As of December 31, 2022, the Company has a remaining 3.125% interest in 158 LLC. Based on its equity investment, the Company recorded a gain from its equity-method investment of $11 thousand for the year ended December 31, 2022, which increased the carrying value of its equity-method investment as of December 31, 2022 to $152 thousand.
Volato 239 LLC
During the year ended December 31, 2022, the Company formed Volato 239 LLC (“239 LLC”) in which third-party investors invested an aggregate amount of $6.37 million for 81.25% interest in 239 LLC.
The Company retained 0.01% and 18.75% interest in 239 LLC as of December 31, 2023, and December 31, 2022, respectively. The Company elected to account for its investment under the equity method as the Company exercised significant influence through a management agreement with an affiliate of the Company.
Based on its equity investment, the Company has recorded a loss from its equity-method investment of $6 thousand for the year ended December 31, 2022.
Based on its equity investment, the Company recorded a gain from its equity-method investment of $20 thousand for the year ended December 31, 2023, which is reported as other income in the Company’s consolidated statement of operations for the year ended December 31, 2023.
During the year ended December 31, 2023, the Company sold to third-party investors an aggregate amount of $1.47 million for the remaining 18.75% interest in 239 LLC, resulting in the recognition of a profit of $443 thousand, which had been deferred at December 31, 2022. This profit is presented in other income in the consolidated statement of operations for the year ended December 31, 2023.
During the year ended December 31, 2023, the Company also purchased membership interest in two LLC’s for an aggregate amount of $2.3 million, which it resold to third party investors for a total consideration of $2.7 million, recognizing a gain of $0.4 million, which is presented in other income in the consolidated statement of operations for the year ended December 31, 2023.